Shareholder Fees - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO	Apr. 29, 2025 USD ($)
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Short-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none